As filed with the Securities and Exchange Commission on March 1, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2011

Date of reporting period: December 31, 2010

Item 1. Schedules of Investments.

Poplar Forest Partners Fund
Schedule of Investments
at December 31, 2010 (Unaudited)

Shares		Value

	COMMON STOCKS - 95.7%
	Administrative and Support Services - 3.8%
96,500	Robert Half International, Inc.	$2,952,900
	Apparel Manufacturing - 4.1%
113,000	Cintas Corp.	3,159,480
	Chemical Manufacturing - 5.3%
66,000	Abbott Laboratories	3,162,060
35,050	Bristol-Myers Squibb Co.	928,124
		4,090,184
	Clothing and Clothing Accessories Stores - 1.1%
13,380	Ross Stores, Inc.	846,285
	Computer and Electronic Product Manufacturing - 11.9%
20,800	International Business Machines Corp.	3,052,608
66,500	State Street Corp.	3,081,610
85,500	Tyco Electronics Ltd. (a)	3,026,700
		9,160,918
	Credit Intermediation and Related Activities - 7.1%
244,000	Bank of America Corp.	3,254,960
475,000	Citigroup Inc. (b)	2,246,750
		5,501,710
	Educational Services - 1.0%
20,000	Apollo Group, Inc. - Class A (b)	789,800
	Food Manufacturing - 1.2%
30,500	Kraft Foods Inc. - Class A	961,055
	Insurance Carriers and Related Activities - 11.4%
92,000	Aetna Inc.	2,806,920
82,000	Axis Capital Holdings Ltd. (a)	2,942,160
110,000	Lincoln National Corp.	3,059,100
		8,808,180
	Machinery Manufacturing - 4.1%
172,000	General Electric Co.	3,145,880
	Merchant Wholesalers, Nondurable Goods - 1.1%
85,000	SUPERVALU INC.	818,550
	Miscellaneous Manufacturing - 8.0%
61,500	Baxter International Inc.	3,113,130
82,000	Medtronic, Inc.	3,041,380
		6,154,510
	Personal and Laundry Services - 2.0%
40,000	Weight Watchers International, Inc.	1,499,600
	Petroleum and Coal Products Manufacturing - 1.3%
25,000	Sunoco, Inc.	1,007,750
	Printing and Related Support Activities - 8.2%
74,000	Avery Dennison Corp.	3,133,160
180,000	R.R. Donnelley & Sons Co.	3,144,600
		6,277,760
	Professional, Scientific, and Technical Services - 3.9%
65,000	Omnicom Group Inc.	2,977,000
	Publishing Industries - 14.0%
95,000	Electronic Arts Inc. (b)	1,556,100
84,500	McGraw-Hill Companies, Inc.	3,076,645
115,000	Microsoft Corp.	3,210,800
94,000	Oracle Corp.	2,942,200
		10,785,745
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.0%
32,500	SEI Investments Co.	773,175
	Telecommunications - 3.9%
45,000	Time Warner Cable Inc.	2,971,350
	Water Transportation - 1.3%
21,500	Carnival Corp. (a)	991,365

	TOTAL COMMON STOCKS (Cost $67,116,861)	73,673,197

	SHORT-TERM INVESTMENTS - 0.9%
654,873	Fidelity Institutional Money Market Portfolio - Select Class, 0.16% (c)	654,873
	TOTAL SHORT-TERM INVESTMENTS (Cost $654,873)	654,873
	Total Investments in Securities (Cost $67,771,734) - 96.6%	74,328,070
	Other Assets in Excess of Liabilities - 3.4%	2,619,202
	NET ASSETS - 100.0%	$76,947,272

(a) U.S. traded security of a foreign issuer.
(b) Non-income producing security.
(c) Rate shown is the 7-day yield at December 31, 2010.

The cost basis of investments for federal tax purposes at December 31, 2010 was as follows**:

Cost of investments	$ 67,575,476
Gross unrealized appreciation	$ 7,896,835
Gross unrealized depreciation	(1,144,241)
Net unrealized appreciation	$ 6,752,594

** Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure at December 31, 2010 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Administrative Support, Waste Management	$2,952,900	$-	$-	$2,952,900
Educational Services	789,800	-	-	789,800
Finance and Insurance	18,164,675	-	-	18,164,675
Information	13,757,095	-	-	13,757,095
Manufacturing	30,875,927	-	-	30,875,927
Other Services	1,499,600	-	-	1,499,600
Professional, Scientific, and Technical Services	2,977,000	-	-	2,977,000
Retail Trade	846,285	-	-	846,285
Transportation and Warehousing	991,365	-	-	991,365
Wholesale Trade	818,550	-	-	818,550
Total Equity	73,673,197	-	-	73,673,197
Short-Term Investments	654,873			654,873
Total Investments in Securities	$74,328,070	$-	$-	$74,328,070

Transfers between levels are recognized at the end of the reporting period.  During the period ended December 31, 2010, the Fund recognized no significant transfers to/from Level 1 or Level 2.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    2/16/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    2/16/2011

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    2/16/2011

* Print the name and title of each signing officer under his or her signature.